                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Insurance Company of the West
            ------------------------------------------
Address:    11455 El Camino Real
            ------------------------------------------
            San Diego, CA 92130
            ------------------------------------------


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H. Michael Freet
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    (858) 350-2551
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ H. M. Freet        San Diego, CA                            8/13/2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3
                                              -----------------------

Form 13F Information Table Entry Total:       96
                                              -----------------------

Form 13F Information Table Value Total:       $386,057
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.        Form 13F File Number      Name

1              028-11686              American Assets, Inc.
-----          ------------------     ------------------------------------------

2              028-11690              Ernest S. Rady
-----          ------------------     ------------------------------------------

3              028-12131              American Assets Investment Management, LLC
-----          ------------------     ------------------------------------------

                           Form 13-F Information Table
                               as of June 30, 2007

                                                                                                         VOTING AUTHORITY
                                   TITLE                       SHARES/
                                     OF               VALUE      PRN    SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                     CLASS      CUSIP  (x$1000)    AMT    PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED  NONE
ABBOTT LABORATORIES                COM    002824100      4284    80000  SH         DEFINED  NOS 1 & 2   80000
ACHILLION PHARMACEUTICALS          COM    00448Q201       113    18900  SH         DEFINED  NOS 1 & 2   18900
ACUSPHERE INC                      COM    00511R870       130    60400  SH         DEFINED  NOS 1 & 2   60400
ADVANCED MAGNETICS INC             COM    00753P103       198     3400  SH         DEFINED  NOS 1 & 2    3400
ALTRIA GROUP INC                   COM    02209S103     22445   320000  SH         DEFINED  NOS 1 & 2  320000
AMERICAN ELEC PWR                  COM    025537101       551    12225  SH         DEFINED  NOS 1 & 2   12225
AMERICAN STANDARD CO               COM    029712106       147     2500  SH         DEFINED  NOS 1 & 2    2500
AMGEN INC                          COM    031162100      2129    38500  SH         DEFINED  NOS 1 & 2   38500
ANGELICA CORP                      COM    034663104       164     7800  SH         DEFINED  NOS 1 & 2    7800
ARTES MED INC                      COM    04301Q100        69     8700  SH         DEFINED  NOS 1 & 2    8700
BANCO SANTANDER CENT               COM    05964H105      2114   115000  SH         DEFINED  NOS 1 & 2  115000
BANK AMER CORP                     COM    060505104     22294   456000  SH         DEFINED  NOS 1 & 2  456000
BEAR STEARNS                       COM    073902108      9450    67500  SH         DEFINED  NOS 1 & 2   67500
BERKSHIRE HATHAWAY                 COM    084670207        18        5  SH         DEFINED  NOS 1 & 2       5
BP PLC ADR                         COM    055622104      2525    35000  SH         DEFINED  NOS 1 & 2   35000
CAPITAL ONE FINANCIAL              COM    14040H105      7938   101200  SH         DEFINED  NOS 1 & 2  101200
CARDINAL HEALTH INC                COM    14149Y108       155     2200  SH         DEFINED  NOS 1 & 2    2200
CATERPILLLAR INC                   COM    149123101      2349    30000  SH         DEFINED  NOS 1 & 2   30000
CBS CORP                           COM    124857202       666    20000  SH         DEFINED  NOS 1 & 2   20000
CHUBB CORP                         COM    171232101      3790    70000  SH         DEFINED  NOS 1 & 2   70000
CINCINNATI FINL CORP               COM    172062101       478    11025  SH         DEFINED  NOS 1 & 2   11025
CITIGROUP INC                      COM    172967101      3077    60000  SH         DEFINED  NOS 1 & 2   60000
COCA COLA                          COM    191216100      1308    25000  SH         DEFINED  NOS 1 & 2   25000
COMCAST CORP                       COM    20030N101      4218   150000  SH         DEFINED  NOS 1 & 2  150000
CONOCOPHILLIPS                     COM    20825C104      9028   115000  SH         DEFINED  NOS 1 & 2  115000
CUTERA INC                         COM    232109108       812    32600  SH         DEFINED  NOS 1 & 2   32600
DDI CORP                           COM    233162502       111    13900  SH         DEFINED  NOS 1 & 2   13900
DEAN FOODS CO                      COM    242370104       956    30000  SH         DEFINED  NOS 1 & 2   30000
DJO INC                            COM    23325G104      1180    28600  SH         DEFINED  NOS 1 & 2   28600

DUKE ENERGY CORP                   COM    264399106      1830   100000  SH         DEFINED  NOS 1 & 2  100000
EBAY INC                           COM    278642103       965    30000  SH         DEFINED  NOS 1 & 2   30000
EDISON INTL                        COM    281020107      7015   125000  SH         DEFINED  NOS 1 & 2  125000
ELI LILLY                          COM    532457108      3073    55000  SH         DEFINED  NOS 1 & 2   55000
ENDOLOGIX INC                      COM    29266S106       559   125100  SH         DEFINED  NOS 1 & 2  125100
ENZON PHARMACEUTICALS              COM    293904108       187    23800  SH         DEFINED  NOS 1 & 2   23800
EXXON MOBIL                        COM    30231G102      4194    50000  SH         DEFINED  NOS 1 & 2   50000
FEDERAL HM LN MTG CORP             COM    313400301     19424   320000  SH         DEFINED  NOS 1 & 2  320000
FEDERAL NATL INFORMATION SVCS      COM    31620M106      3108    57261  SH         DEFINED  NOS 1 & 2   57261
FIDELITY NATL FINANCIAL INC        COM    31620R105      3088   130281  SH         DEFINED  NOS 1 & 2  130281
FEDERAL NATIONAL MTG ASSN          COM    313586109      7186   110000  SH         DEFINED  NOS 1 & 2  110000
FPL GROUP INC                      COM    302571104       835    14724  SH         DEFINED  NOS 1 & 2   14724
FORT CHICAGO ENERGY                COM    346921109       406    41100  SH         DEFINED  NOS 1 & 2   41100
GENERAL ELECTRIC CO.               COM    369604103      5168   135000  SH         DEFINED  NOS 1 & 2  135000
GENERAL MILLS                      COM    370334104      2051    35100  SH         DEFINED  NOS 1 & 2   35100
GLAXOSMITHKLINE                    COM    37733W105      4713    90000  SH         DEFINED  NOS 1 & 2   90000
HAEMONETICS CORP                   COM    405024100       652    12400  SH         DEFINED  NOS 1 & 2   12400
HEALTHTRONICS SURGICAL SVCS        COM    42222L107       138    31800  SH         DEFINED  NOS 1 & 2   31800
HARTFORD FIN SVCS GRP              COM    416515104      8866    90000  SH         DEFINED  NOS 1 & 2   90000
HOME DEPOT                         COM    437076102      1181    30000  SH         DEFINED  NOS 1 & 2   30000
HSBC HLDGS PLC                     COM    404280406      7365    80250  SH         DEFINED  NOS 1 & 2   80250
HOSPIRA INC                        COM    441060100       660    16900  SH         DEFINED  NOS 1 & 2   16900
HOST MARRIOTT CORP                 COM    44107P104       566    24487  SH         DEFINED  NOS 1 & 2   24487
ICU MED INC                        COM    44930G107      1018    23700  SH         DEFINED  NOS 1 & 2   23700
INDYMAC BANCORP INC                COM    456607100      1651    56600  SH         DEFINED  NOS 1 & 2   56600
INERGY LP                          COM    456615103       543    15000  SH         DEFINED  NOS 1 & 2   15000
INVACARE CORP                      COM    461203101       218    11900  SH         DEFINED  NOS 1 & 2   11900
INVITROGEN CORP                    COM    46185R100       317     4300  SH         DEFINED  NOS 1 & 2    4300
JOHNSON & JOHNSON                  COM    478160104      5182    84100  SH         DEFINED  NOS 1 & 2   84100
JP MORGAN CHASE & CO.              COM    46625H100     19622   405000  SH         DEFINED  NOS 1 & 2  405000
KRAFT FOODS INC                    COM    50075N104      7806   221447  SH         DEFINED  NOS 1 & 2  221447
KROGER CO.                         COM    501044101      1969    70000  SH         DEFINED  NOS 1 & 2   70000
MACERICH CO.                       COM    554382101      4121    50000  SH         DEFINED  NOS 1 & 2   50000
MEDECISION INC                     COM    58406P102       181    36300  SH         DEFINED  NOS 1 & 2   36300
MERIDIAN BIOSCIENCE INC            COM    589584101       262    12100  SH         DEFINED  NOS 1 & 2   12100
MICROSOFT CORP                     COM    594918104      3536   120000  SH         DEFINED  NOS 1 & 2  120000
MICRUS ENDOVASCULAR CORP           COM    59518V102      1269    51600  SH         DEFINED  NOS 1 & 2   51600
MORGAN STANLEY DEAN                COM    617446448      9227   110000  SH         DEFINED  NOS 1 & 2  110000
NATL MED HLTH CARD SYS INC         COM    636918302       174    10900  SH         DEFINED  NOS 1 & 2   10900

OVERSEAS SHIPHOLDING               COM    690368105      6512    80000  SH         DEFINED  NOS 1 & 2   80000
PANACOS PHARMACEUTICALS INC        COM    69811Q106       145    45000  SH         DEFINED  NOS 1 & 2   45000
PATTERSON COS INC                  COM    703395103       749    20100  SH         DEFINED  NOS 1 & 2   20100
PEPSICO INC                        COM    713448108     12737   196400  SH         DEFINED  NOS 1 & 2  196400
PFIZER INC                         COM    717081103     10893   426000  SH         DEFINED  NOS 1 & 2  426000
PG&E CORP                          COM    69331C108      4530   100000  SH         DEFINED  NOS 1 & 2  100000
PINNACLE WEST CAP CORP             COM    723484101      3985   100000  SH         DEFINED  NOS 1 & 2  100000
PLUM CREEK TIMBER CO.              COM    729251108      3333    80000  SH         DEFINED  NOS 1 & 2   80000
POLYMEDICA INDS INC                COM    731738100       600    14700  SH         DEFINED  NOS 1 & 2   14700
PPL CORPORATION                    COM    69351T106      4679   100000  SH         DEFINED  NOS 1 & 2  100000
ROYAL DUTCH SHELL PLC              COM    780259206     11368   140000  SH         DEFINED  NOS 1 & 2  140000
SANDISK CORP                       COM    80004C101      1272    26000  SH         DEFINED  NOS 1 & 2   26000
SENORX INC                         COM    81724W104       505    49236  SH         DEFINED  NOS 1 & 2   49236
SPECTRA ENERGY                     COM    847560109      1298    50000  SH         DEFINED  NOS 1 & 2   50000
STARBUCKS CORP                     COM    855244109       787    30000  SH         DEFINED  NOS 1 & 2   30000
STARWOOD HOTELS                    COM    85590A203      2683    40000  SH         DEFINED  NOS 1 & 2   40000
SUPERVALUE INC                     COM    868536103       211     4550  SH         DEFINED  NOS 1 & 2    4550
TIME WARNER INC                    COM    887317105       631    30000  SH         DEFINED  NOS 1 & 2   30000
UNUMPROVIDENT CORP                 COM    91529Y106      1797    68843  SH         DEFINED  NOS 1 & 2   68843
USG CORP                           COM    903293405      1962    40000  SH         DEFINED  NOS 1 & 2   40000
VIACOM INC                         COM    92553P201       833    20000  SH         DEFINED  NOS 1 & 2   20000
VIROPHARMA INC                     COM    928241108       104     7500  SH         DEFINED  NOS 1 & 2    7500
WACHOVIA CORP                      COM    929903102     46118   899864  SH         DEFINED  NOS 1 & 2  899864
WAL-MART STORES                    COM    931142103      1924    40000  SH         DEFINED  NOS 1 & 2   40000
WELLS FARGO & CO.                  COM    949746101     14068   400000  SH         DEFINED  NOS 1 & 2  400000
WHOLE FOODS MARKET INC             COM    966837106       958    25000  SH         DEFINED  NOS 1 & 2   25000
WYETH                              COM    983024100      5734   100000  SH         DEFINED  NOS 1 & 2  100000
YUM BRANDS                         COM    988498101      2618    80000  SH         DEFINED  NOS 1 & 2   80000